NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Non-cash additions to collaboration interest-bearing advanced funding	$ 0	$ 130,300	$ 119,700
Non-cash fair value loss (gain) of warrant liability	85,750	(20,900)	6,200
Non-cash additions to right-of-use assets	26,700	23,200	700
Non-cash additions to lease liabilities	26,700	23,700	700
Non-cash additions to collaboration prepaid leases from collaboration partner	16,300	26,500	7,600
Non-cash additions to property, plant and equipment	$ 6,600	$ 5,100	$ 6,700